Share-Based Payments - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - RSU Calyxt 2017 [member] - Calyxt Inc. [member]	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	813,526	1,051,414
Number of restricted stock units outstanding, granted	105,633	100,000
Number of restricted stock units outstanding, vested	(309,693)	(324,043)
Number of restricted stock units outstanding, cancelled	(61,659)	(13,845)
Number of free shares outstanding, ending balance	547,807	813,526
Weighted average grant date fair value, beginning balance		$ 14.11
Weighted average grant date fair Value, granted	$ 6.54	12.48
Weighted average grant date fair value, vested	10.08	9.69
Weighted average grant date fair Value, cancelled	10.80	12.72
Weighted average grant date fair value, ending balance	$ 9.49	$ 10.31